Commitments	12 Months Ended
Mar. 25, 2017
Commitments and Contingencies Disclosure [Abstract]
Commitments
13.	Commitments:

Operating leases:

The Company leases all of its retail stores under operating leases. The rental costs are based on minimum annual rentals and for some of the stores, a percentage of sales. Such percentage of sales varies by location. In addition, most leases are subject to annual adjustments for increases in real estate taxes and common area maintenance costs. The Company also has operating leases for certain equipment.

Future minimum lease payments for the next five years and thereafter are as follows (in thousands):

Year ending March:
2018	$14,924
2019	14,515
2020	14,221
2021	12,674
2022	12,145
Thereafter	42,799

$111,278

Rent expense for the Company was approximately $23.2 million, including $0.8 million of contingent rent for the year ended March 25, 2017, $21.8 million, including $0.5 million of contingent rent for the year ended March 26, 2016 and $23.4 million, including $0.7 million of contingent rent for the year ended March 28, 2015.